Annual Total Returns[BarChart] - Fixed Income SHares Series R - Series R	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	21.00%	11.85%	(7.28%)	3.55%	(3.47%)	5.68%	5.16%	(2.52%)	11.10%	16.58%